FINANCIAL INSTRUMENTS - Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration	$ 167,790	$ 107,920
Estimated financial effect of contingent consideration	48,739	64,083
Financial liabilities	895,556
Payment for contingent consideration	29,481
Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities	158,542	67,539
(Loss) gain on change in fair value of contingent consideration	5,736	$ 4,227	$ 967
Contingent consideration | Iteris, Experience IT and KTBO
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on change in fair value of contingent consideration	13,523
Contingent consideration | Chili and Ewave
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on change in fair value of contingent consideration	$ (7,355)